Prepayments, Deposits And Other Receivables	12 Months Ended
Dec. 31, 2020
Prepayments, Deposits And Other Receivables [Abstract]
Prepayments, Deposits And Other Receivables
12.	PREPAYMENTS, DEPOSITS AND OTHER RECEIVABLES

	As of December 31,
	2019	2020
	HK$	HK$

Prepayments	35,085,959	23,221,564
Deposits	451,593	559,933
Other receivables	903,420	1,090,894

	36,440,972	24,872,391

Deposits and other receivables mainly represent deposits with the Hong Kong Stock Exchange. Where applicable, an impairment analysis is performed at each reporting date by considering the probability of default of comparable companies with published credit ratings.
As
o
f
 December 31, 2019 and 2020, the probability of default applied ranged from 0.09% to 0.50% and the loss given default was estimated to be 45%. The recoverability was assessed with reference to the credit status of the debtors, and the expected credit loss as of
 December 31, 2019 and 2020 is considered to be minimal.
None of the above assets is either past due or impaired. The financial assets included in the above balances relate to receivables for which there was no recent history of default.